Inventory	6 Months Ended
Jun. 30, 2024
Inventory
Inventory

11.Inventory

	As at
	June 30,	December 31,
(in EUR 000)	2024	2023
Raw materials	1,327	1,329
Work in progress	2,802	1,530
Finished goods	969	456
Total Inventory	5,098	3,315

The increase in inventory is due to increasing activities to prepare for the commercialization in US and further scale-up of the commercialization in EU in 2024.